Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 27,739,256	$ 3,021,795
Prepaid expenses and other current assets	466,050	270,091
Total current assets	28,205,306	3,291,886
Property and equipment, net	1,215,626	770,548
Intangible assets, net	648,171	616,972
Right-of-use assets	1,495,115	622,450
Other assets	93,013	29,748
Total assets	31,657,231	5,331,604
Current liabilities
Accounts payable and accrued expenses	6,883,598	748,867
Operating lease liabilities, current	258,010	114,507
Finance lease liabilities, current	45,826	140,796
Related party advance (Note 4)		100,000
Total current liabilities	7,187,434	1,104,170
Operating lease liabilities, noncurrent	1,412,190	598,493
Finance lease liabilities, noncurrent	66,312	49,044
Deferred tax liabilities, net	665,953	665,953
Total liabilities	38,016,326	18,822,156
Commitments and Contingencies (Note 8)
Stockholders' deficit
Preferred shares, $0.001 par value; 4,000,000 authorized shares; 200,592 and 137,672 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	201	138
Common shares, $0.001 par value; 6,000,000 authorized shares; 738,331 shares issued and outstanding as of September 30, 2025 and December 31, 2024	738	738
Preferred exchangeable shares, $0.001 par value; 6,200 shares issued and outstanding as of September 30, 2025 and December 31, 2024	6	6
Common exchangeable shares, $0.001 par value; 530,924 shares issued and outstanding as of September 30, 2025 and December 31, 2024	531	531
Additional paid-in-capital	111,927,736	82,779,088
Accumulated deficit	(118,388,467)	(96,608,242)
Accumulated other comprehensive income	100,160	337,189
Total stockholders' deficit	(6,359,095)	(13,490,552)
Total liabilities and stockholders' deficit	31,657,231	5,331,604
Nonrelated party
Current liabilities
Convertible notes, net of debt discount	22,218,122	13,708,832
Accrued interest on convertible notes	1,907,135	266,554
Related party
Current liabilities
Convertible notes, net of debt discount	4,176,017	2,371,994
Accrued interest on convertible notes	$ 383,163	$ 57,116